Investment in joint venture (Details) ₽ in Millions	11 Months Ended	12 Months Ended
	Dec. 02, 2019 RUB (₽) item	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)
Disclosure of joint venture
Number of joint ventures | item	1
Statement of financial position
Non-current assets		₽ 19,360	₽ 14,562
including cash and cash equivalents		42,101	40,966
Carrying amount of investment in joint venture company			836
Revenue and net income
Revenue		39,336	30,610	₽ 20,897
Cost of revenues		(16,160)	(10,953)	(7,704)
Other income and expenses, net		(91)	(181)	(41)
including personnel expenses		(7,765)	(7,748)	(4,286)
including depreciation and amortization		(1,324)	(864)	(796)
Net profit		₽ 4,887	3,626	₽ 3,142
Flocktory Ltd (Cyprus)
Disclosure of joint venture
Number of parties exercising control | item	3
Statement of financial position
Non-current assets			598
Current assets			191
including cash and cash equivalents			144
Current liabilities			(20)
including financial liabilities			(18)
Net assets			769
Group's share (82%) of net assets			631
Goodwill			205
Carrying amount of investment in joint venture company			₽ 836
Percentage of group's share in joint venture	82.00%		82.00%	82.00%
Revenue and net income
Revenue	₽ 394		₽ 332	₽ 187
Cost of revenues	(86)		(26)	(13)
Other income and expenses, net	(367)		(316)	(173)
including personnel expenses	(227)		(183)	(27)
including depreciation and amortization	(84)		(79)	(59)
Net profit	(59)		(10)	1
Group's share (82%) of total net loss	₽ (48)		₽ (8)	₽ 1